Other financial assets (Schedule of other financial assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Derivative assets	$ 1,712	$ 6,628
Restricted cash	337	3,738
Other current financial assets	2,049	10,366
Non-current
Investments at fair value through profit or loss	11,287	15,159
Total other financial assets	$ 13,336	$ 25,525